Taxation	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
TAXATION
10.	TAXATION

	Year Ended December 31,
	2020 $’000	2019 $’000	2018 $’000
Group
Current year tax (credit)	(1,546)	(661)	(1,067
Adjustments due to prior periods	(661)	(28)	(879)
Total tax (credit) for the period	(2,207)	(689)	(1,945)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 21.49%. The difference can be reconciled as follows:
Loss before taxation	(28,337)	(10,013)	(9,939)
Loss charged at standard rate of corporation tax 19% (2018: 19%; 2017: 19.25%)	(5,384)	(1,903)	(1,888)
Other timing differences	-	-	1,104
Movement in unrecognised deferred tax	1,316	(241)	-
Expenses not deductible for taxation	4,986	1,727	176
Adjustments due to prior periods	(661)	(28)	(879)
Research and development claim	(665)	(285)	(459
Income not taxable for tax purposes	(1,741)
Consolidation adjustment in relation to foreign exchange movements	(58)	(41)	-
Other timing differences	-	-	-
	(2,207)	(689)	(1,945)

The Research and Development claim has been calculated in accordance with the R&D tax relief available to small and medium sized entities, whereby the entity is able to claim a cash tax credit (if loss making), worth up to 14.5% of the surrenderable losses.

The adjustments due to prior periods relates to R&D tax relief claims for the prior period. Under UK tax legislation, a 2 year window is available under which R&D tax relief can be claimed.

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The amount of tax losses for which no deferred tax assets has been recognized for the year ended December 31, 2020 is $6,182 (2019; $3,517; 2018; $3,928).